Employment, Post-Employment Benefits and Share Compensation Plans - Share performance awards (Details)	1 Months Ended				12 Months Ended
	Oct. 31, 2023	Mar. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Dec. 31, 2023 USD ($) shares EquityInstruments item Y € / shares	Dec. 31, 2022 EquityInstruments	Dec. 31, 2021 EquityInstruments	Feb. 14, 2023
Employment, Post-Employment Benefits and Share Compensation Plans
Contribution per share | € / shares					€ 1.00
Restricted Share Awards
Employment, Post-Employment Benefits and Share Compensation Plans
Number of subscription rights to shares | item					1
Restricted Share Awards | Restricted Share Plan 2020
Employment, Post-Employment Benefits and Share Compensation Plans
Number of bearer shares that may be granted					1,200,000
Vesting period					4 years
Maximum exercise period for share-based payments					5 years
Threshold number of consecutive calendar years for achievement of targets | Y					4
Assumed fluctuation of share price, share units granted	5.00%		5.00%	5.00%
Share Performance Awards
Employment, Post-Employment Benefits and Share Compensation Plans
Number of subscription rights to shares | item					2
Number of shares to which one subscription right entitles					1
Number of share units granted | EquityInstruments					1,489,411	468,706	608,710
Share Performance Awards | Share Performance Plan 2017 and 2022
Employment, Post-Employment Benefits and Share Compensation Plans
Number of trading days for exercise of shares					10 days
Holding period for share-based payments					4 years
Threshold number of consecutive calendar years for achievement of targets | Y					4
Number of key performance indicators in share-based payments | item					2
Share Performance Awards | Share Performance Plan 2017
Employment, Post-Employment Benefits and Share Compensation Plans
Number of bearer shares that may be granted					6,000,000
Share Performance Awards | Share Performance Plan 2022
Employment, Post-Employment Benefits and Share Compensation Plans
Number of bearer shares that may be granted					6,000,000
Assumed fluctuation of share price, share units granted		5.00%
Restricted Share Units | U.S. Restricted Share Unit Plan
Employment, Post-Employment Benefits and Share Compensation Plans
Number of ordinary shares represented by each ADS								0.5
Number of share units granted					603.161
Fair value of share units granted | $					€ 9.50
Assumed fluctuation of share price, share units granted					5.00%